KEELEY Small Cap Dividend Value Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.9%
	Automotive — 2.8%
121,902	Penske Automotive Group Inc.	$5,765,964
206,076	Winnebago Industries Inc.	7,964,837

		13,730,801

	Banking — 19.5%
180,176	Atlantic Union Bankshares Corp.	6,365,618
266,169	BancorpSouth Bank	7,729,548
79,470	BOK Financial Corp.	5,998,396
365,506	Cadence BanCorp.	7,602,525
352,394	CenterState Bank Corp.	8,115,634
202,695	Columbia Banking System Inc.	7,333,505
124,590	Glacier Bancorp Inc.	5,052,125
100,483	IBERIABANK Corp.	7,621,635
93,623	Independent Bank Group Inc.	5,145,520
166,192	Kearny Financial Corp.	2,208,692
133,116	LegacyTexas Financial Group Inc.	5,419,152
351,055	OceanFirst Financial Corp.	8,723,717
153,703	Opus Bank	3,244,670
223,925	The Bank of NT Butterfield & Son Ltd.	7,604,493
100,983	Wintrust Financial Corp.	7,387,916

		95,553,146

	Broadcasting — 3.5%
758,050	Entercom Communications Corp., Cl. A	4,396,690
125,392	Nexstar Media Group Inc., Cl. A	12,664,592

		17,061,282

	Building and Construction — 5.9%
159,155	Granite Construction Inc.	7,668,088
499,972	KBR Inc.	12,469,302
406,959	Primoris Services Corp.	8,517,652

		28,655,042

	Business Services — 7.8%
140,781	ABM Industries Inc.	5,631,240
559,646	City Office REIT Inc.	6,710,155
398,673	Outfront Media Inc., REIT	10,281,777
65,000	Ritchie Bros Auctioneers Inc.	2,159,300
235,530	STAG Industrial Inc., REIT	7,122,427
361,410	The Hackett Group Inc.	6,068,074

		37,972,973

	Computer Software and Services — 0.8%
155,047	Perspecta Inc.	3,629,650
69,070	TiVo Corp.	509,046

		4,138,696

	Consumer Products — 1.3%
95,178	Culp Inc.	1,808,382
42,324	Hamilton Beach Brands Holding Co., Cl. A	806,272
135,241	Kontoor Brands Inc.†	3,789,453

		6,404,107

	Consumer Services — 1.4%
230,930	National Storage Affiliates Trust, REIT	6,683,114

	Diversified Industrial — 6.6%
301,305	Altra Industrial Motion Corp.	10,810,823
85,218	ESCO Technologies Inc.	7,040,711
102,979	ITT Inc.	6,743,065
44,164	John Bean Technologies Corp.	5,349,585
114,800	Olin Corp.	2,515,268

		32,459,452

	Electronics — 3.9%
420,283	AVX Corp.	6,976,698
107,849	Dolby Laboratories Inc., Cl. A	6,967,045

Shares		Market Value

139,608	Plantronics Inc.	$5,171,080

		19,114,823

	Energy and Utilities — 14.3%
89,575	ALLETE Inc.	7,453,536
520,571	Atlantica Yield plc	11,801,344
623,586	Berry Petroleum Corp.	6,610,012
96,534	Black Hills Corp.	7,546,063
407,371	Covanta Holding Corp.	7,296,015
212,930	Delek U.S. Holdings Inc.	8,627,924
8,010	El Paso Electric Co.	523,854
739,181	Evolution Petroleum Corp.	5,285,144
311,211	Patterson-UTI Energy Inc.	3,582,039
197,780	SemGroup Corp., Cl. A	2,373,360
268,320	South Jersey Industries Inc.	9,050,434

		70,149,725

	Entertainment — 1.3%
176,449	Cinemark Holdings Inc.	6,369,809

	Equipment and Supplies — 1.1%
65,750	Regal Beloit Corp.	5,372,433

	Financial Services — 9.2%
164,488	Air Lease Corp.	6,799,934
14,775	FBL Financial Group Inc., Cl. A	942,645
437,423	FNB Corp.	5,148,469
64,193	James River Group Holdings Ltd.	3,010,652
1,115,326	Oaktree Specialty Lending Corp.	6,045,067
293,255	Provident Financial Services Inc.	7,111,434
71,910	Silvercrest Asset Management Group Inc., Cl. A	1,008,897
39,900	Solar Capital Ltd.	819,147
192,087	Synovus Financial Corp.	6,723,045
337,781	Virtu Financial Inc., Cl. A	7,356,870

		44,966,160

	Health Care — 8.3%
433,396	CareTrust REIT Inc.	10,306,157
28,545	Chemed Corp.	10,300,178
481,142	Sabra Health Care Inc., REIT	9,473,686
186,619	The Ensign Group Inc.	10,622,353

		40,702,374

	Hotels and Gaming — 3.1%
75,862	Marriott Vacations Worldwide Corp.	7,313,097
94,382	Ryman Hospitality Properties Inc., REIT	7,653,436

		14,966,533

	Machinery — 0.2%
28,076	Astec Industries Inc.	914,154

	Materials — 1.1%
72,822	Sensient Technologies Corp.	5,350,960

	Metals and Mining — 2.6%
108,974	Compass Minerals International Inc.	5,988,121
66,820	Kaiser Aluminum Corp.	6,522,300

		12,510,421

	Paper and Forest Products — 2.7%
502,378	Mercer International Inc.	7,771,788
142,939	PotlatchDeltic Corp., REIT	5,571,762

		13,343,550

	Semiconductors — 0.5%
107,940	Cypress Semiconductor Corp.	2,400,586

	TOTAL COMMON STOCKS	478,820,141

KEELEY Small Cap Dividend Value Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	RIGHTS — 0.0%
	Broadcasting — 0.0%
851756	Media General Inc., expire †(a)	$1

	SHORT TERM INVESTMENT — 2.1%
	Other Investment Companies — 2.1%
10,481,337	Fidelity Government Portfolio, Cl. I, 2.250%*	10,481,337

	TOTAL INVESTMENTS — 100.0% (Cost $395,522,938)	$489,301,479

*	1 day yield as of June 30, 2019.

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

REIT	Real Estate Investment Trust

KEELEY Small-Mid Cap Value Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.7%
	Automotive: Parts and Accessories — 1.0%
13,817	Visteon Corp.†	$809,400

	Banking — 5.6%
15,048	IBERIABANK Corp.	1,141,391
30,308	PacWest Bancorp	1,176,860
33,514	The Bank of NT Butterfield & Son Ltd.	1,138,135
60,462	Umpqua Holdings Corp.	1,003,065

		4,459,451

	Broadcasting — 2.6%
20,519	Nexstar Media Group Inc., Cl. A	2,072,419

	Building and Construction — 5.4%
22,640	Fortune Brands Home & Security Inc.	1,293,423
86,315	KBR Inc.	2,152,696
67,096	TRI Pointe Group Inc.†	803,139

		4,249,258

	Business Services — 4.0%
15,800	Lamar Advertising Co., Cl. A, REIT	1,275,218
8,961	WEX Inc.†	1,864,784

		3,140,002

	Computer Software and Services — 3.2%
15,048	Black Knight Inc.†	905,137
18,126	CDK Global Inc.	896,149
13,817	Verint Systems Inc.†	743,078

		2,544,364

	Consumer Products — 6.1%
22,298	Brunswick Corp.	1,023,255
166,800	Houghton Mifflin Harcourt Co.†	960,768
14,400	Kontoor Brands Inc.†	403,488
12,722	PVH Corp.	1,204,010
22,434	Spectrum Brands Holdings Inc.	1,206,276

		4,797,797

	Diversified Industrial — 10.7%
22,200	Altra Industrial Motion Corp.	796,536
28,248	ESCO Technologies Inc.	2,333,850
59,556	GrafTech International Ltd.	684,894
20,930	ITT Inc.	1,370,496
17,852	John Bean Technologies Corp.	2,162,413
45,415	nVent Electric plc	1,125,838

		8,474,027

	Electronics — 1.4%
58,274	Knowles Corp.†	1,066,997

	Energy and Utilities — 12.5%
11,013	American Water Works Co. Inc.	1,277,508
24,623	Delek U.S. Holdings Inc.	997,724
16,690	Diamondback Energy Inc.	1,818,709
21,340	Evergy Inc.	1,283,601
51,228	MDU Resources Group Inc.	1,321,682
45,005	NRG Energy Inc.	1,580,576
57,863	Parsley Energy Inc., Cl. A†	1,099,976
40,901	SM Energy Co.	512,081

		9,891,857

	Equipment and Supplies — 1.4%
23,392	A.O. Smith Corp.	1,103,167

	Financial Services — 12.3%
49,177	Air Lease Corp.	2,032,977
76,603	AXA Equitable Holdings Inc.	1,601,003

Shares		Market Value

17,783	BOK Financial Corp.	$1,342,261
112,306	FNB Corp.	1,321,842
102,309	GTY Technology Holdings Inc.†	700,817
35,156	Synovus Financial Corp.	1,230,460
26,675	Voya Financial Inc.	1,475,128

		9,704,488

	Food and Beverage — 1.1%
13,543	Lamb Weston Holdings Inc.	858,084

	Health Care — 8.0%
73,321	CareTrust REIT Inc.	1,743,573
124,000	Invacare Corp.	643,560
6,909	Laboratory Corp. of America Holdings†	1,194,566
81,185	Sabra Health Care Inc., REIT	1,598,533
38,371	Wright Medical Group NV†	1,144,223

		6,324,455

	Hotels and Gaming — 8.5%
29,000	Gaming and Leisure Properties Inc., REIT	1,130,420
169,200	Playa Hotels & Resorts NV†	1,304,532
15,800	Ryman Hospitality Properties Inc., REIT	1,281,222
40,012	VICI Properties Inc., REIT	881,864
25,308	Wyndham Destinations Inc.	1,111,021
18,468	Wyndham Hotels & Resorts Inc.	1,029,406

		6,738,465

	Metals and Mining — 1.1%
9,303	Kaiser Aluminum Corp.	908,066

	Real Estate — 2.3%
14,432	The Howard Hughes Corp.†	1,787,259

	Retail — 4.4%
31,599	Copart Inc.†	2,361,709
24,076	Penske Automotive Group Inc.	1,138,795

		3,500,504

	Specialty Chemicals — 3.2%
12,722	Ashland Global Holdings Inc.	1,017,378
47,809	Huntsman Corp.	977,216
29,274	Valvoline Inc.	571,721

		2,566,315

	Telecommunications — 1.4%
104,919	Extreme Networks Inc.†	678,826
14,091	Zayo Group Holdings Inc.†	463,735

		1,142,561

	Transportation — 1.5%
23,529	AerCap Holdings NV†	1,223,743

	TOTAL COMMON STOCKS	77,362,679

	SHORT TERM INVESTMENT — 2.3%
	Other Investment Companies — 2.3%
1,797,377	Fidelity Government Portfolio, Cl. I, 2.250%*	1,797,377

	TOTAL INVESTMENTS — 100.0% (Cost $57,288,733)	$79,160,056

*	1 day yield as of June 30, 2019.

†	Non-income producing security.

REIT	Real Estate Investment Trust

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.0%
	Automotive: Parts and Accessories — 1.0%
24,853	Autoliv Inc.	$1,752,385

	Banking — 2.4%
97,960	Associated Banc-Corp.	2,070,874
124,718	Umpqua Holdings Corp.	2,069,072

		4,139,946

	Building and Construction — 3.4%
35,967	Fortune Brands Home & Security Inc.	2,054,795
28,548	Vulcan Materials Co.	3,919,926

		5,974,721

	Business Services — 9.6%
32,603	EPR Properties, REIT	2,431,858
87,727	Hudson Pacific Properties Inc., REIT	2,918,677
85,094	Iron Mountain Inc., REIT	2,663,442
34,650	Lamar Advertising Co., Cl. A, REIT	2,796,601
45,616	Quanta Services Inc.	1,742,075
32,710	Total System Services Inc.	4,195,712

		16,748,365

	Computer Software and Services — 2.2%
26,315	DXC Technology Co.	1,451,272
104,543	Perspecta Inc.	2,447,352

		3,898,624

	Consumer Products — 1.1%
42,693	Brunswick Corp.	1,959,182

	Consumer Services — 1.1%
15,960	Equity LifeStyle Properties Inc., REIT	1,936,586

	Diversified Industrial — 4.7%
200,609	GrafTech International Ltd.	2,307,003
53,219	ITT Inc.	3,484,780
93,575	nVent Electric plc	2,319,724

		8,111,507

	Electronics — 2.7%
31,078	Agilent Technologies Inc.	2,320,594
37,282	Dolby Laboratories Inc., Cl. A	2,408,417

		4,729,011

	Energy and Utilities — 16.8%
17,790	American Water Works Co. Inc.	2,063,640
36,550	Black Hills Corp.	2,857,113
92,697	Cabot Oil & Gas Corp.	2,128,323
40,939	Delek U.S. Holdings Inc.	1,658,848
21,656	Diamondback Energy Inc.	2,359,854
106,159	EQT Corp.	1,678,374
41,523	Equitrans Midstream Corp.	818,418
43,422	Evergy Inc.	2,611,833
100,126	MDU Resources Group Inc.	2,583,251
40,206	National Fuel Gas Co.	2,120,867
73,950	NRG Energy Inc.	2,597,124
51,690	OGE Energy Corp.	2,199,926
76,030	PPL Corp.	2,357,690
101,551	SM Energy Co.	1,271,419

		29,306,680

	Entertainment — 1.5%
69,742	Cinemark Holdings Inc.	2,517,686

	Equipment and Supplies — 0.9%
33,918	A.O. Smith Corp.	1,599,573

	Financial Services — 17.3%
82,170	Air Lease Corp.	3,396,908
13,597	Ameriprise Financial Inc.	1,973,741
25,460	Arthur J Gallagher & Co.	2,230,041
122,944	AXA Equitable Holdings Inc.	2,569,530

Shares		Market Value

29,826	BOK Financial Corp.	$2,251,266
34,943	Comerica Inc.	2,538,260
36,550	Discover Financial Services	2,835,915
171,435	FNB Corp.	2,017,790
28,510	Lincoln National Corp.	1,837,470
14,034	Reinsurance Group of America Inc.	2,189,725
59,361	Synovus Financial Corp.	2,077,635
91,682	Virtu Financial Inc., Cl. A	1,996,834
41,229	Voya Financial Inc.	2,279,964

		30,195,079

	Food and Beverage — 3.2%
82,111	Conagra Brands Inc.	2,177,584
18,713	Ingredion Inc.	1,543,635
27,921	Lamb Weston Holdings Inc.	1,769,075

		5,490,294

	Health Care — 7.7%
13,596	Cigna Corp.	2,142,050
14,200	Encompass Health Corp.	899,712
94,453	Healthcare Trust of America Inc., Cl. A, REIT	2,590,846
140,509	Sabra Health Care Inc., REIT	2,766,622
19,150	STERIS plc	2,851,052
16,959	Universal Health Services Inc., Cl. B	2,211,284

		13,461,566

	Hotels and Gaming — 6.0%
144,018	Extended Stay America Inc.	2,432,464
17,835	Marriott Vacations Worldwide Corp.	1,719,294
116,973	VICI Properties Inc., REIT	2,578,085
41,670	Wyndham Destinations Inc.	1,829,313
33,627	Wyndham Hotels & Resorts Inc.	1,874,369

		10,433,525

	Machinery — 3.5%
55,852	BWX Technologies Inc.	2,909,889
38,305	Oshkosh Corp.	3,198,084

		6,107,973

	Metals and Mining — 1.5%
29,826	Franco-Nevada Corp.	2,531,631

	Retail — 3.5%
162,333	Brixmor Property Group Inc., REIT	2,902,514
36,405	Foot Locker Inc.	1,526,098
52,050	Tapestry Inc.	1,651,547

		6,080,159

	Semiconductors — 2.1%
159,663	Cypress Semiconductor Corp.	3,550,905

	Specialty Chemicals — 4.8%
41,377	FMC Corp.	3,432,222
77,784	Huntsman Corp.	1,589,905
40,400	Olin Corp.	885,164
40,206	RPM International Inc.	2,456,989

		8,364,280

	TOTAL COMMON STOCKS	168,889,678

	SHORT TERM INVESTMENT — 3.0%
	Other Investment Companies — 3.0%
5,295,150	Fidelity Government Portfolio, Cl. I, 2.250%*	5,295,150

	TOTAL INVESTMENTS — 100.0% (Cost $157,945,747)	$174,184,828

*	1 day yield as of June 30, 2019.

REIT	Real Estate Investment Trust

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